Organization and Business Operations (Details) - USD ($)																									3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Sep. 14, 2025	Aug. 13, 2025	Aug. 11, 2025	Feb. 09, 2025	Dec. 11, 2024	Dec. 10, 2024	Dec. 06, 2024	Oct. 10, 2024	Jul. 26, 2024	Jun. 13, 2024	Apr. 10, 2024	Apr. 05, 2024	Apr. 03, 2024	Mar. 19, 2024	Mar. 12, 2024	Aug. 17, 2023	Jul. 31, 2023	Jul. 17, 2023	Jun. 30, 2023	Jun. 21, 2023	Jun. 13, 2023	Aug. 16, 2022	Dec. 28, 2021	Dec. 14, 2021	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Aug. 17, 2024	Dec. 31, 2024	Dec. 31, 2023	May 21, 2025	May 07, 2025	Apr. 07, 2025	Mar. 06, 2025	Feb. 10, 2025	Jan. 18, 2025	Jan. 10, 2025	Nov. 14, 2024	Nov. 11, 2024	Oct. 31, 2024	Oct. 15, 2024	Sep. 12, 2024	Aug. 08, 2024	Jul. 22, 2024	Jul. 10, 2024	Jun. 14, 2024	May 16, 2024	May 14, 2024	Apr. 16, 2024	Mar. 13, 2024	Feb. 09, 2024	Jan. 10, 2024	Jan. 08, 2024
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)							500,000																				10,500,000
Underwriting fees																											$ 5,000,000			$ 5,000,000
Deferred underwriting fees payable																											8,956,250			8,956,250
Other offering cost																											463,896			463,896
Deferred underwriting commissions																														8,956,250							$ 8,956,250
Outstanding amount																											$ 8,956,250			$ 8,956,250
Percentage of fair market value					1.00%																	1.00%					1.00%			1.00%	1.00%
Public per share (in Dollars per share)																											$ 10.1			$ 10.1
Aggregate shares percentage																											15.00%			15.00%
Public shares percentage																											100.00%			100.00%
Dissolution expenses																											$ 100,000			$ 100,000
Redeemed shares (in Shares)						977,625									910,258						23,176,961						101,797
Redeemed value																					$ 239,604,919
Deposited into trust account					$ 6,203																						$ 277,093			850,640			$ 6,203	$ 6,203	$ 6,203	$ 6,203			$ 25,756	$ 25,756		$ 25,756	$ 25,756	$ 25,756		$ 25,756	$ 25,756		$ 25,756	$ 25,756	$ 25,756	$ 60,000	$ 6,203	$ 60,000
Amount withdrawn from trust account										$ 239,604,919		$ 10,179,663
Aggregate amount																				$ 2,400,000							231,800			$ 231,800
Percentage of accrues interest											6.00%
Misallocated restricted funds								$ 800,000			$ 800,000
Price per share in trust account (in Dollars per share)																														$ 10.1
U.S. federal excise tax																														21.00%	21.00%
Excise tax payable					114,980																						3,688,337			$ 3,501,166	$ 2,396,049
Redemption amount paid to trust account												10,179,663
Excise tax liability																														3,284,389.2											$ 2,396,049
Total amount of penalties																											$ 187,171			$ 888,340
Penalties and interest rate percentage																											10.00%			10.00%
Underpayment penalty																											0.50%			0.50%
Total liability																											25.00%			25.00%
Tax purposes																$ 328,000			$ 328,000
Restricted funds																										$ 1,600,000					1,800,000
Income taxes payable														$ 428,912
General operating expense											669,440															669,440	$ 171,778			$ 952,122
Income tax paid																												1,540,763		2,199,449
Interest and penalties incurred																														61,891															$ 79,849
Income taxe																														43,257
Prepaid income taxes																											598,519			601,348
Restricted cash balance amount																															1,824,893
Cash																											280,063			142,260
Restricted cash and cash equivalents																												$ 776,767			1,824,893
Working capital deficit																											10,580,564			9,284,859
Investment held in trust account																											3,585,115			3,666,439	24,387,525
Working capital loans																											$ 1,800,000			$ 1,155,205	360,060
Convertible per unit (in Dollars per share)																											$ 10			$ 10
Fair market value of assets held in trust account percentage																											80.00%
Price per share in trust account (in Dollars per share)																											$ 10.1
Public price per share held in trust account (in Dollars per share)																											$ 10.1
Trust account redemption					11,497,959							$ 10,179,663
Funds for payment of general operating expenses														428,912												669,440					240,528
Restricted funds in operating account																										$ 1,600,000					$ 1,800,000
Funds withdrawn from the trust account																									$ 669,440
Working capital loans outstanding																											$ 2,157,868			$ 1,577,387
Forecast [Member]
Organization and Business Operations [Line Items]
Deferred underwriting fees payable	$ 8,956,250
Deposited into trust account																																		$ 6,203
Chief Executive Officer [Member]
Organization and Business Operations [Line Items]
Principal amount											600,000
President and Director [Member]
Organization and Business Operations [Line Items]
Principal amount											200,000
Common Stock [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																														$ 9.2
Redeemed value						$ 11,497,959
Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Sponsor amount							$ 200,000
Aggregate funded amount							$ 500,000
Additional of investment contributed				$ 500,000
Trust Agreement [Member]
Organization and Business Operations [Line Items]
Income tax paid													$ 720,192
Income tax																														$ 658,686																		$ 820,571
Interest and penalties incurred																																$ 171,778													$ 79,849
Prepaid income taxes																											$ 598,519			$ 439,137
Business Combination [Member]
Organization and Business Operations [Line Items]
Business combination percentage																											50.00%			50.00%
Net tangible assets																														$ 5,000,001
Misallocated restricted funds											800,000
Working capital loans																											$ 1,500,000
Subsequent Event [Member]
Organization and Business Operations [Line Items]
Deferred underwriting fees payable	8,956,250
Deposited into trust account																																			$ 6,203	$ 6,203		$ 6,203
Aggregate amount		$ 25,000
Subsequent Event [Member] | Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Sponsor amount				$ 500,000
IPO [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																														3,750,000
Price per share (in Dollars per share)																								$ 10			$ 10.1			$ 10.1
Additional gross proceeds																								$ 250,000,000
Offering costs																											$ 14,420,146			$ 14,420,146
Deferred underwriting fees payable	$ 8,956,250
Net proceeds of initial public offering																											$ 252,500,000			$ 252,500,000
Deposits in trust account established															$ 40,000
Common stock issued and outstanding per share (in Dollars per share)															$ 0.02
Net tangible assets															$ 5,000,001
IPO [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)																														$ 10
Sale of additional units (in Shares)																														25,375,000
Private Placement Unit [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																							3,750				950,000			950,000
Price per share (in Dollars per share)																							$ 10				$ 10			$ 10
Generating gross proceeds																							$ 37,500				$ 9,500,000			$ 9,500,000
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																							3,750
Additional gross proceeds																							$ 3,750,000
Sale of additional units (in Shares)																							375,000
Unsecured Promissory Note [Member]
Organization and Business Operations [Line Items]
Principal amount									$ 422,182		200,000
Amount received																											$ 422,182
Unsecured Promissory Note [Member] | Business Combination [Member]
Organization and Business Operations [Line Items]
Principal amount											1,500,000
Promissory Note With Related Party [Member]
Organization and Business Operations [Line Items]
Principal amount									$ 422,182		1,500,000						$ 60,000
Amount received																														$ 422,182
Athena Technology Acquisition Corp. II [Member]
Organization and Business Operations [Line Items]
Incorporated date																											May 20, 2021			May 20, 2021
2024 Annual Meeting [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Withdrawn from trust account to pay						$ 11,497,959
Kirthiga Reddy [Member]
Organization and Business Operations [Line Items]
Principal amount											$ 600,000
Trust Account [Member]
Organization and Business Operations [Line Items]
Percentage of fair market value																														80.00%	1.00%
Public per share (in Dollars per share)																														$ 10.1
Redeemed shares (in Shares)						977,625																								101,797
Redeemed value					$ 11,497,959
Aggregate amount																				$ 2,400,000
Price per share in trust account (in Dollars per share)																														$ 10.1
Tax purposes																			$ 328,000										$ 328,000
Restricted funds																															$ 240,528
Interest and dividend income														$ 252,108
General operating expense																														$ 669,440
Income tax paid													$ 720,192
Tender [Member]
Organization and Business Operations [Line Items]
Redeemed shares (in Shares)										23,176,961					910,258
Sponsor [Member]
Organization and Business Operations [Line Items]
Principal amount								$ 1,500,000
Income tax																														658,686																		$ 820,571
Working capital loans																											$ 1,500,000			$ 1,500,000
Sponsor [Member] | Promissory Note With Related Party [Member]
Organization and Business Operations [Line Items]
Principal amount																	$ 60,000
U.S [Member]
Organization and Business Operations [Line Items]
U.S. federal excise tax																						1.00%
Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)						0.02	200,000
Price per share (in Dollars per share)						$ 11.76
Common stock, par value (in Dollars per share)																											$ 0.0001			$ 0.0001	$ 0.0001
Redeemed shares (in Shares)					977,625							910,258			910,258					23,176,961	23,176,961						977,625
Redeemed value																				$ 239,604,919
Aggregate of shares (in Shares)																				8,881,250							9,835,000			9,835,000	9,835,000
Conversion of shares (in Shares)																				8,881,250
Common stock, shares outstanding (in Shares)																											9,835,000			9,835,000	9,835,000
Percentage of outstanding shares																											81.70%			81.70%
Trust account						$ 25,000
Shares exercised (in Shares)						977,625
Withdrawn from trust account to pay																				$ 239,604,919
Class A Common Stock [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Exercise price of warrant (in Dollars per share)																		$ 11.5						$ 11.5
Exercise price of warrant (in Dollars per share)																		$ 11.5
Class A Common Stock [Member] | Conversion of Common Stock [Member]
Organization and Business Operations [Line Items]
Aggregate of shares (in Shares)																											12,033,039			12,033,039
Common stock, shares outstanding (in Shares)																											12,033,039			12,033,039
Class A Common Stock [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Aggregate of shares (in Shares)																											9,835,000			10,145,156	12,033,039
Common stock, shares outstanding (in Shares)																											9,835,000			10,145,156	12,033,039
Class A Common Stock [Member] | Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)							500,000
Class A Common Stock [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)		$ 0.02
Sale of additional units (in Shares)			400,000
Trust account		$ 25,000
Class A Common Stock [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Aggregate shares (in Shares)																								25,000,000
Exercise price of warrant (in Dollars per share)																											$ 11.5			$ 11.5
Price per share (in Dollars per share)						$ 0.02
Class A Common Stock [Member] | Private Placement Unit [Member] | Warrant [Member]
Organization and Business Operations [Line Items]
Exercise price of warrant (in Dollars per share)																											$ 11.5			$ 11.5
Class A Common Stock [Member] | First Extension Special Meeting [Member]
Organization and Business Operations [Line Items]
Outstanding common stock not redeemed																					$ 60,000
Outstanding common stock not redeemed per share (in Dollars per share)																					$ 0.03
Common stock, par value (in Dollars per share)																					0.0001
Redeemed shares (in Shares)																											23,176,961			23,176,961
Class A Common Stock [Member] | 2024 Annual Meeting [Member]
Organization and Business Operations [Line Items]
Shares exercised (in Shares)						977,625
Class A Common Stock [Member] | 2024 Annual Meeting [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share)						$ 11.76
Trust account						$ 25,000
Class A Common Stock [Member] | Sponsor [Member] | Business Combination [Member]
Organization and Business Operations [Line Items]
Aggregate of shares (in Shares)																				8,881,250
Class A Common Stock [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Aggregate of shares (in Shares)				300,000			200,000
Class A Common Stock [Member] | Sponsor [Member] | Subsequent Event [Member]
Organization and Business Operations [Line Items]
Aggregate of shares (in Shares)				300,000
Class B Common Stock [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																											$ 0.0001			$ 0.0001	$ 0.0001
Aggregate of shares (in Shares)
Common stock, shares outstanding (in Shares)
Class B Common Stock [Member] | Common Stock [Member]
Organization and Business Operations [Line Items]
Aggregate of shares (in Shares)
Common stock, shares outstanding (in Shares)
Class B Common Stock [Member] | First Extension Special Meeting [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																					$ 0.0001
Class B Common Stock [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Common stock, par value (in Dollars per share)																				$ 0.0001
Tax Year 2023 [Member]
Organization and Business Operations [Line Items]
Excise tax liability																														$ 3,284,389
Risks and Uncertainties [Member]
Organization and Business Operations [Line Items]
U.S. federal excise tax																						1.00%